Stockholders' Equity - Schedule of Warrants Outstanding (Details)	Jul. 31, 2016 $ / shares shares
Warrant outstanding	7,056,426
12/14/16 [Member]
Warrant exercise price | $ / shares	$ 3.61
Warrant outstanding	25,000
12/24/16 [Member]
Warrant exercise price | $ / shares	$ 0.20
Warrant outstanding	9,709
02/24/17 [Member]
Warrant exercise price | $ / shares	$ 1.00
Warrant outstanding	100,000
09/17/17 [Member]
Warrant exercise price | $ / shares	$ 1.38
Warrant outstanding	113,520
01/24/18 [Member]
Warrant exercise price | $ / shares	$ 0.83
Warrant outstanding	375,000
08/29/19 [Member]
Warrant exercise price | $ / shares	$ 0.75
Warrant outstanding	4,210,980
11/23/20 [Member]
Warrant exercise price | $ / shares	$ 0.45
Warrant outstanding	2,222,217